CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash and due from banks	$ 18,636	$ 8,665
Interest earning deposits at Federal Reserve Bank	994,400	1,059,320
Securities purchased under agreements to resell	46,250	46,250
Total cash and cash equivalents	1,059,286	1,114,235
Investment securities, available-for-sale, at fair value	1,442,665	1,493,639
Investment securities, held-to-maturity (fair value $91,675 and $91,914, respectively)	93,662	93,765
Commercial loans held for sale	239,820	217,080
Loans, net of deferred loan fees and costs	870,901	874,593
Allowance for loan and lease losses	(4,243)	(3,638)
Loans, net	866,658	870,955
Federal Home Loan and Atlantic Central Bankers Bank stock	1,003	1,002
Premises and equipment, net	19,158	17,697
Accrued interest receivable	11,290	11,251
Intangible assets, net	5,791	6,228
Deferred tax asset, net	32,025	33,673
Investment in unconsolidated entity, at fair value	190,783	193,595
Assets held for sale	842,574	887,929
Other assets	43,734	45,268
Total assets	4,848,449	4,986,317
Deposits
Demand and interest checking	4,182,656	4,289,586
Savings and money market	307,988	330,798
Time deposits	1,400	1,400
Total deposits	4,492,044	4,621,784
Securities sold under agreements to repurchase	7,959	19,414
Subordinated debenture	13,401	13,401
Other liabilities	12,992	12,695
Total liabilities	4,526,396	4,667,294
SHAREHOLDERS' EQUITY
Common stock - authorized, 50,000,000 shares of $1.00 par value; 37,858,237 and 37,808,777 shares issued at March 31, 2015 and December 31, 2014, respectively	37,858	37,809
Treasury stock, at cost (100,000 shares)	(866)	(866)
Additional paid-in capital	298,402	297,987
Retained earnings	(28,029)	(28,242)
Accumulated other comprehensive income	14,688	12,335
Total shareholders' equity	322,053	319,023
Total liabilities and shareholders' equity	$ 4,848,449	$ 4,986,317